Finance income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance Income
Credit value adjust on cross currency swaps	S/ 3,307	S/ 552
Interest on term deposits, note 6(c)	1,342	2,154	2,587
Interests on accounts receivable	954	437	492
Dividends received	226	26	131
Other finance income	13	71	206
Total finance income	S/ 5,842	S/ 3,240	S/ 3,416